Risk/Return Detail Data - FidelitySeriesSustainableUSMarketFund-PRO	Mar. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Summer Street Trust
FidelitySeriesSustainableUSMarketFund-PRO | Fidelity Series Sustainable U.S. Market Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Series Sustainable U.S. Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Series Sustainable U.S. Market Fund seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2027
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from May 11, 2023 to January 31, 2024, the fund's portfolio turnover rate was 28% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	28.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of issuers in the U.S. that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices, based on an evaluation of such companies' individual environmental, social and governance (ESG) profile. An issuer is deemed to be located in the U.S. if the principal trading market for the security is in the United States or the issuer is organized under the laws of the United States. Normally investing primarily in equity securities. Using a quantitative portfolio construction and optimization model to select securities for the fund and capitalize on the Adviser's proprietary and third-party ESG ratings and research. Using the Adviser's proprietary ESG ratings process to evaluate the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provide a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team. The Adviser's ESG ratings of issuers are derived from multiple factors, including an issuer's environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to transition to less carbon-intensive products or operations. An assessment of an issuer's social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of an issuer's board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material the Adviser believes each factor is to an issuer's financial outlook, and not all factors may be applicable to all issuers. Third-party ESG ratings will be considered in addition to the Adviser's ESG ratings in the quantitative portfolio construction and optimization process. Investing in either "growth" stocks or "value" stocks or both. Investing in domestic and foreign issuers. In addition to the ESG ratings process, using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Sustainability Risk. Application of Fidelity Management & Research Company LLC's (FMR) (the Adviser) ESG ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelitySeriesSustainableUSMarketFund-PRO | Fidelity Series Sustainable U.S. Market Fund | Fidelity Series Sustainable U.S. Market Fund
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.10%
Fee waiver and/or expense reimbursement	0.10%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	none
1 year	none
3 years	1
5 years	21
10 years	$ 93

[1]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, fees and expenses of the Independent Trustees, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.003% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.